Consolidated Statement of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Operating Activities:
Net earnings, including noncontrolling interests	$ 276	$ 240	$ 211
Adjustments:
Depreciation and amortization	(80)	(75)	(67)
Annuity benefits	892	800	724
Realized losses on investing activities	13	9	16
Net (purchases) sales of trading securities	3	(2)	7
Deferred annuity and life policy acquisition costs	(225)	(229)	(224)
Amortization of insurance acquisition costs	133	152	139
Change in:
Reinsurance recoverable	16	12	13
Accrued investment income	(29)	(20)	(30)
Funds held as collateral	(9)	(169)	74
Other assets	(25)	(57)	1
Life, accident and health reserves	(33)	(14)	15
Liability for funds held as collateral	9	169	(74)
Other liabilities	(106)	(83)	48
Other operating activities, net	(39)	(34)	2
Net cash provided by operating activities	796	699	855
Investing Activities:
Purchases of fixed maturities	(7,062)	(6,186)	(5,450)
Purchases of equity securities	(128)	(72)	(266)
Purchases of mortgage loans	(130)	(213)	(197)
Purchases of equity options — fixed indexed annuities	(432)	(358)	(301)
Purchases of other investments	(409)	(320)	(272)
Purchases of real estate, property and equipment	(10)	(16)	(48)
Proceeds from maturities and redemptions of fixed maturities	4,247	3,259	2,194
Proceeds from repayments of mortgage loans	156	203	209
Proceeds from sales of fixed maturities	315	528	281
Proceeds from sales of equity securities	82	96	106
Proceeds from exercise of equity options — fixed indexed annuities	717	248	326
Proceeds from sales of other investments	186	171	146
Proceeds from sales of real estate, property and equipment	27	14	26
Other investing activities, net	8	(41)	9
Net cash used in investing activities	(2,433)	(2,687)	(3,237)
Financing Activities:
Annuity receipts	4,341	4,435	4,139
Annuity surrenders, benefits and withdrawals	(2,341)	(2,275)	(2,002)
Net transfers from variable annuity assets	54	42	43
Advances from Federal Home Loan Bank	0	150	345
Repayments to Federal Home Loan Bank	(64)	0	0
Capital contributions from parent	0	15	0
Cash dividends paid	(225)	(140)	(110)
Other financing activities, net	(16)	(2)	7
Net cash provided by (used in) financing activities	1,749	2,225	2,422
Net Change in Cash and Cash Equivalents	112	237	40
Cash and cash equivalents at beginning of period	499	262	222
Cash and cash equivalents at end of period	$ 611	$ 499	$ 262